Commitments and Contingencies	2 Months Ended	3 Months Ended	7 Months Ended
	Feb. 28, 2017	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

13. COMMITMENTS AND CONTINGENCIES

During the period ended February 28, 2017, the Company entered into an agreement with an independent third party to lease office premises in Hong Kong and China on a monthly basis, for the operations of the Company. The rent expense for the period ended February 28, 2017 was $8,005.

13. COMMITMENTS AND CONTINGENCIES

During the period ended March 31, 2017, the Company entered into an agreement with an independent third party to lease office premises in Hong Kong and China on a monthly basis, for the operations of the Company. The rent expense for the period ended March 31, 2017 was $11,802.

As of March 31, 2017, the Company has the aggregate minimal rent payments due in the next one year as follow.

Year ending January 31,
2018	$39,725

11. COMMITMENTS AND CONTINGENCIES

During the years ended December 31, 2016, the Company entered into an agreement with an independent third party to lease office premises in Hong Kong and China on a monthly basis, for the operations of the Company. The rent expense for the period ended December 31, 2016 was $16,689.